UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          10/31/12
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $113,517.00
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      370     4000 SH       Sole                                       4000
ABBOTT LABORATORIES            COM              002824100      583     8500 SH       Sole                                       8500
ADVANCED AUTO PARTS            COM              00751Y106      522     7633 SH       Sole                                       7633
AGILENT TECHNOLOGIES INC       COM              00846U101     2581    67134 SH       Sole                                      67134
AMERICAN EAGLE OUTFITTERS      COM              02553E106      776    36800 SH       Sole                                      36800
AMGEN INC                      COM              031162100     4334    51400 SH       Sole                                      51400
ANADARKO PETROLEUM CORP        COM              032511107      400     5716 SH       Sole                                       5716
AON PLC                        COM              G0408V102     2634    50367 SH       Sole                                      50367
AT&T INC                       COM              00206R102     2325    61680 SH       Sole                                      61680
BAKER HUGHES INC               COM              057224107      968    21400 SH       Sole                                      21400
BALL CORP                      COM              058498106     5451   128834 SH       Sole                                     128834
BALTIA AIR LINES INC           COM              058823105        9   322950 SH       Sole                                     322950
BANK OF AMERICA CORP           COM              060505104      815    92287 SH       Sole                                      92287
BECTON DICKINSON & CO          COM              075887109     1115    14190 SH       Sole                                      14190
CENOVUS ENERGY INC             COM              15135U109      627    17982 SH       Sole                                      17982
CHEVRON CORP                   COM              166764100     4865    41736 SH       Sole                                      41736
CIT GROUP INC                  COM              125581801     1358    34466 SH       Sole                                      34466
CITIGROUP INC                  COM              172967424      985    30101 SH       Sole                                      30101
CONOCOPHILLIPS                 COM              20825C104      257     4500 SH       Sole                                       4500
CONSOL ENERGY INC              COM              20854P109      802    26700 SH       Sole                                      26700
CROWN HOLDINGS INC             COM              228368106     3945   107334 SH       Sole                                     107334
CSX CORP                       COM              126408103      241    11600 SH       Sole                                      11600
DANAHER CORP                   COM              235851102     1103    20000 SH       Sole                                      20000
DIAGEO PLC-SPON ADR            COM              25243Q205     2931    26000 SH       Sole                                      26000
DIRECTV GROUP INC (THE)        COM              25490A101     3405    64900 SH       Sole                                      64900
DRESSER-RAND GROUP INC         COM              261608103     3731    67700 SH       Sole                                      67700
DU PONT (EI) DE NEMOURS        COM              263534109     2649    52700 SH       Sole                                      52700
EASTMAN CHEMICAL CO            COM              277432100     1955    34300 SH       Sole                                      34300
EBAY INC                       COM              278642103     4124    85186 SH       Sole                                      85186
ENCANA CORP                    COM              292505104      351    16003 SH       Sole                                      16003
FRANKLIN RESOURCES INC         COM              354613101     2433    19454 SH       Sole                                      19454
FREEPORT-MCMORAN COPPER        COM              35671D857     1318    33300 SH       Sole                                      33300
HEWLETT-PACKARD CO             COM              428236103      288    16900 SH       Sole                                      16900
IBM CORPORATION                COM              459200101     3879    18699 SH       Sole                                      18699
INTERNATIONAL PAPER CO         COM              460146103     3943   108567 SH       Sole                                     108567
JPMORGAN CHASE & CO            COM              46625H100     3640    89929 SH       Sole                                      89929
KIMBERLY-CLARK CORP            COM              494368103     1167    13600 SH       Sole                                      13600
LOCKHEED MARTIN                COM              539830109      327     3500 SH       Sole                                       3500
LSI CORP                       COM              502161102      428    61900 SH       Sole                                      61900
MACY'S INC                     COM              55616P104     2324    61767 SH       Sole                                      61767
MCDONALDS CORP                 COM              580135101      862     9400 SH       Sole                                       9400
MICROSOFT CORP COM             COM              594918104     2488    83558 SH       Sole                                      83558
MORGAN STANLEY                 COM              617446448     1052    62868 SH       Sole                                      62868
MOTOROLA SOLUTIONS INC         COM              620076307      243     4800 SH       Sole                                       4800
NORTHROP GRUMMAN CORP          COM              666807102      379     5700 SH       Sole                                       5700
PACKAGING CORP OF AMERICA      COM              695156109     4137   113966 SH       Sole                                     113966
PEOPLES UNITED FINANCIAL       COM              712704105      944    77800 SH       Sole                                      77800
PRECISION CASTPARTS CORP       COM              740189105     4552    27866 SH       Sole                                      27866
SHIRE PLC-ADR                  COM              82481R106     1654    18651 SH       Sole                                      18651
STATE STREET CORP              COM              857477103     2746    65433 SH       Sole                                      65433
TEEKAY CORPORATION             COM              Y8564W103     1757    56316 SH       Sole                                      56316
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     1222    29500 SH       Sole                                      29500
THE SHERWIN-WILLIAMS CO        COM              824348106     3336    22400 SH       Sole                                      22400
THE TRAVELERS COS INC          COM              89417E109     2068    30300 SH       Sole                                      30300
TYCO INTERNATIONAL LTD         COM              H89128104      574    10201 SH       Sole                                      10201
UNITEDHEALTH GROUP INC         COM              91324P102     1092    19700 SH       Sole                                      19700
US BANCORP                     COM              902973304     1911    55716 SH       Sole                                      55716
VALSPAR CORP                   COM              920355104     3046    54300 SH       Sole                                      54300
WELLS FARGO & CO               COM              949746101     1829    52961 SH       Sole                                      52961
WYNDHAM WORLDWIDE CORP         COM              98310W108     1669    31800 SH       Sole                                      31800